Revenues	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenues [Abstract]
REVENUES
3. REVENUES
General
Our revenue is billed monthly under tariffs approved by the PUCT and the majority of revenues are related to providing electric delivery service to consumers. Tariff rates are designed to recover the cost of providing electric delivery service to customers including a reasonable rate of return on invested capital. As the volumes delivered can be directly measured, our revenues are recognized when the underlying service has been provided as prescribed by the related tariff. We recognize revenue for the amounts that have been invoiced or that we have the right to invoice. Substantially all of our revenues are from contracts with customers except for alternative revenue program revenues discussed below.
Reconcilable Tariffs
The PUCT has designated certain tariffs (primarily TCRF, EECRF, rate case expense riders and mobile generation riders) as reconcilable, which means the differences between amounts billed under these tariffs and the related incurred costs are deferred as either regulatory assets or regulatory liabilities. Accordingly, at prescribed intervals, future tariffs are adjusted to either collect regulatory assets or refund regulatory liabilities.
Alternative Revenue Program
The PUCT has implemented an incentive program allowing us to earn energy efficiency program performance bonuses by exceeding PURA-mandated energy efficiency program targets. This incentive program and the related performance bonus revenues are considered an “alternative revenue program” under GAAP. Annual performance bonuses are recognized as revenue when approved by the PUCT, typically in the third or fourth quarter each year.
Disaggregation of Revenues
The following table reflects electric delivery revenues disaggregated by tariff:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating revenues
Revenues contributing to earnings:
Distribution base revenues
Residential (a)	$479	$493	$1,166	$1,044
Large commercial & industrial (b)	343	315	960	860
Other (c)	34	33	93	102

Total distribution base revenues	856	841	2,219	2,006

Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	262	233	787	721
Billed to REPs serving Oncor distribution customers, through TCRF	143	131	431	405

Total TCOS revenues	405	364	1,218	1,126

Other miscellaneous revenues	27	41	73	83

Total revenues contributing to earnings	1,288	1,246	3,510	3,215

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	351	322	1,053	965
EECRF and other revenues	21	24	47	47

Total revenues collected for pass-through expenses	372	346	1,100	1,012

Total operating revenues	$1,660	$1,592	$4,610	$4,227

(a)	Distribution base revenues from residential customers are generally based on actual monthly consumption (kWh).
(b)
Depending on size and annual load factor, distribution base revenues from large commercial & industrial customers are generally based either on actual monthly demand (kilowatts) or the greater of actual monthly demand (kilowatts) or 80% of peak monthly demand during the prior eleven months.

(c)
Includes distribution base revenues from small business customers whose billing is generally based on actual monthly consumption (kWh), lighting sites and other miscellaneous distribution base revenues.

Customers
At September 30, 2024, our distribution business customers primarily consisted of over 100 REPs that sell electricity we distribute to end-use
consumers in our certificated service area. The majority of consumers of the electricity we deliver through our distribution business are free to choose their electricity supplier from REPs who compete for their business. Our network transmission revenues are collected from load serving entities benefitting from our transmission system. Our transmission business customers consist of municipally-owned utilities, electric cooperatives and other distribution companies. Revenues from REP subsidiaries of our two largest customers collectively represented 28% and 25%, respectively, of our total operating revenues for the three months ended September 30, 2024 and 25% and 23%, respectively, of our total operating revenues for the nine months ended September 30, 2024. No other customer represented more than 10% of our total operating revenues during such periods.
Variability
Our revenues and cash flows are subject to seasonality, timing of customer billings, weather conditions and other electricity usage drivers, with revenues being highest in the summer. Payment of customer billings is due 35 days after invoicing. Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are recoverable as a regulatory asset.
Pass-through Expenses
Revenue equal to expenses that are allowed to be passed through to customers (primarily third-party wholesale transmission service and energy efficiency program costs) are recognized at the time the expense is recognized. Franchise taxes are assessed by local governmental bodies, based on kWh delivered and are not a “pass-through” item. The rates we charge customers are intended to recover the franchise taxes, but we are not acting as an agent to collect the taxes from customers; therefore, franchise taxes are reported as a principal component of “taxes other than amounts related to income taxes” instead of a reduction to “revenues” in the income statement.

3. REVENUES
General
Our revenue is billed monthly under tariffs approved by the PUCT and the majority of revenues are related to providing electric delivery service to consumers. Tariff rates are designed to recover the cost of providing electric delivery service to customers including a reasonable rate of return on invested capital. As the volumes delivered can be directly measured, our revenues are recognized when the underlying service has been provided in an amount prescribed by the related tariff. We recognize revenue in the amount that we have the right to invoice. Substantially all of our revenues are from contracts with customers except for alternative revenue program revenues discussed below.
Reconcilable Tariffs
The PUCT has designated certain tariffs (primarily TCRF, EECRF, rate case expense riders and mobile generation riders) as reconcilable, which means the differences between amounts billed under these tariffs and the related incurred costs are deferred as either regulatory assets or regulatory liabilities. Accordingly, at prescribed intervals, future tariffs are adjusted to either collect regulatory assets or refund regulatory liabilities.
Alternative Revenue Program
The PUCT has implemented an incentive program allowing us to earn energy efficiency program performance bonuses by exceeding PURA-mandated energy efficiency program targets. This incentive program and the related performance bonus revenues are considered an “alternative revenue program” under GAAP. Annual performance bonuses are recognized as revenue when approved by the PUCT, typically in the third or fourth quarter each year. The PUCT approved annual energy efficiency program performance bonuses of $21 million and $28 million in 2023 and 2022, respectively, that we recognized in other miscellaneous revenues.
Disaggregation of Revenues
The following table reflects electric delivery revenues disaggregated by tariff:

	Years Ended December 31,
	2023	2022	2021
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$2,628	$2,447	$2,217

Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	959	944	879
Billed to REPs serving Oncor distribution customers, through TCRF	539	528	479

Total transmission base revenues	1,498	1,472	1,358
Other miscellaneous revenues	109	112	104

Total revenues contributing to earnings	4,235	4,031	3,679

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	1,291	1,162	1,039
EECRF and other revenues	60	50	46

Total revenues collected for pass-through expenses	1,351	1,212	1,085

Total operating revenues	$5,586	$5,243	$4,764

Customers
At December 31, 2023, our distribution business customers primarily consisted of over 100 REPs that sell electricity we distribute to end-use
consumers in our certificated service area. The majority of consumers of the electricity we deliver through our distribution business are free to choose their electricity supplier from REPs who compete for their business. Our network transmission revenues are collected from load serving entities benefitting from our transmission system. Our transmission business customers consist of municipally-owned utilities, electric cooperatives and other distribution companies. Revenues from REP subsidiaries of our two largest customers, collectively represented 25% and 23%, respectively, of our total operating revenues for the year ended December 31, 2023, 26% and 24%, respectively, of our total operating revenues for the year ended December 31, 2022 and 25% and 23%, respectively, of our total operating revenues for the year ended December 31, 2021. No other customer represented more than 10% of our total operating revenues during such periods.
Variability
Our revenues and cash flows are subject to seasonality, timing of customer billings, weather conditions and other electricity usage drivers, with revenues being highest in the summer. Payment of customer billings is due 35 days after invoicing. Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are recoverable as a regulatory asset.
Pass-through Expenses
Revenue equal to expenses that are allowed to be passed-through to customers (primarily third-party wholesale transmission service and energy efficiency program costs) are recognized at the time the expense is recognized. Franchise taxes are assessed by local governmental bodies, based on kWh delivered and are not a “pass-through” item. The rates we charge customers are intended to recover the franchise taxes, but we are not acting as an agent to collect the taxes from customers; therefore, franchise taxes are reported as a principal component of “taxes other than amounts related to income taxes” instead of a reduction to “revenues” in the income statement.